Organization and Business Description (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Organization and Business Description [Abstract]
Schedule of Wholly-Owned Subsidiaries

As of September 30, 2025, the Company has direct or indirect interests in the following subsidiaries:

Name	Place and date of incorporation	Ownership	Principal activity
Ctrl Media Limited	Hong Kong June 6, 2014	100%	Principally engaged in one-stop game advertising
Ctrl Games Limited	Hong Kong December 16, 2024	100%	Principally engaged in game publishing
Ctrl Solutions Limited	Hong Kong December 16, 2024	100%	Principally engaged in advertising consulting
Tongjiang Group Limited	Hong Kong September 19, 2025	100%	Principally engaged in consulting and trading

As of March 31, 2025, the Company had the following wholly-owned subsidiaries:

Name	Place and date of incorporation	Ownership	Principal activity
Ctrl Media Limited	Hong Kong June 6, 2014	100%	Principally engaged in one-stop game advertising
Ctrl Games Limited	Hong Kong December 16, 2024	100%	Principally engaged in game publishing
Ctrl Solutions Limited	Hong Kong December 16, 2024	100%	Principally engaged in advertising consulting